Vanguard Energy Opportunities Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Energy Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of companies principally engaged in activities in the energy industry, such as the exploration, production, transmission, refining, storing, marketing, control and measurement of energy or energy fuels; the making and servicing of component products for such activities; energy research or experimentation; and operations related to energy conservation or pollution control. This includes the traditional sources of energy, such as oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, and solar power. The Fund may invest in foreign stocks as part of its principal investment strategy.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.As a matter of fundamental policy, the Fund concentrates its investments (i.e., invests more than 25% of its assets) in the securities of issuers whose principal business activities are in the energy industry.